OPERATING LEASE RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING LEASE RIGHT-OF-USE ASSETS.
Schedule of Operating lease right-of-use assets

	December 31,
	2022	2021
Facilities	1,536	1,290
Equipment	57	158
Furniture, fixture, and fittings and other	191	107
Total net operating lease right of use	1,784	1,555